Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2021
Related Party Transactions [Abstract]
Schedule of amounts due to related parties
	December 31, 2020	June 30, 2021

Mr.Wang jian (1)	230	-
TKK Symphony Sponsor 1	500	-
	$730	$-